Related party transactions - Transactions and balances with related parties (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Related Party, Balance Sheets [Abstract]
– trading assets		£ 116,042	£ 100,696
Derivatives		198,172	174,116
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		9,417	19,068
Loans and advances to banks		14,521	14,371
Loans and advances to customers		82,666	75,491
Financial investments		52,216	46,368
Reverse repurchase agreements		53,612	73,494
Prepayments, accrued income and other assets	[1]	56,950	65,749
Total assets		727,330	702,970
Trading liabilities		42,633	42,276
Financial liabilities designated at fair value		37,443	32,545
Deposits by banks		26,515	22,943
Customer accounts		242,303	222,941
Derivatives		197,082	171,474
Subordinated liabilities		16,908	14,920
Repurchase agreements – non-trading		40,384	53,416
Total liabilities		700,277	678,465
Total for all subsidiaries | HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		77	75
– trading assets		26	10
Derivatives, highest balance during the year		6,314	7,495
Derivatives		4,220	4,767
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		5	5
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1	5
Loans and advances to banks, highest balance during the year		0	0
Loans and advances to banks		0	0
Loans and advances to customers, highest balance during the year		15	211
Loans and advances to customers		0	0
Financial investments, highest balance during the year		194	194
Financial investments		79	194
Reverse repurchase agreements – non-trading, highest balance during the year		0	0
Reverse repurchase agreements		0	0
Prepayments, accrued income and other assets, highest balance during the year		109	62
Prepayments, accrued income and other assets		51	4
Total assets, highest balance during the year		6,714	8,042
Total assets		4,377	4,980
Trading liabilities, highest balance during the year		96	83
Trading liabilities		83	79
Financial liabilities designated at fair value, highest balance during the year		589	594
Financial liabilities designated at fair value		589	571
Deposits by banks, highest balance during the year		0	0
Deposits by banks		0	0
Customer accounts, highest balance during the year		7,441	6,601
Customer accounts		1,982	5,508
Derivatives, highest balance during the year		2,320	2,824
Derivatives		2,236	2,062
Subordinated liabilities, highest balance during the year		15,938	14,444
Subordinated liabilities		15,938	13,902
Repurchase agreements – non-trading, highest balance during the year		0	0
Repurchase agreements – non-trading		0	0
Provisions, accruals, deferred income and other liabilities, highest balance during the year		4,153	4,966
Provisions, accruals, deferred income and other liabilities		2,382	3,090
Total liabilities, highest balance during the year		30,537	29,512
Total liabilities		23,210	25,212
Guarantees and commitments, highest balance during the year		0	0
Guarantees and commitments		0	0
Total for all subsidiaries | Subsidiaries of HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		190	2,883
– trading assets		55	78
Derivatives, highest balance during the year		23,365	27,928
Derivatives		23,365	23,035
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		26	26
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0	26
Loans and advances to banks, highest balance during the year		6,384	5,633
Loans and advances to banks		3,723	4,434
Loans and advances to customers, highest balance during the year		565	571
Loans and advances to customers		444	408
Financial investments, highest balance during the year		0	0
Financial investments		0	0
Reverse repurchase agreements – non-trading, highest balance during the year		13,538	14,561
Reverse repurchase agreements		5,139	13,538
Prepayments, accrued income and other assets, highest balance during the year		11,134	12,146
Prepayments, accrued income and other assets		7,028	6,961
Total assets, highest balance during the year		55,202	63,748
Total assets		39,754	48,480
Trading liabilities, highest balance during the year		2,795	1,239
Trading liabilities		2,795	1,196
Financial liabilities designated at fair value, highest balance during the year		608	242
Financial liabilities designated at fair value		12	8
Deposits by banks, highest balance during the year		5,352	6,230
Deposits by banks		4,141	2,073
Customer accounts, highest balance during the year		11,113	1,999
Customer accounts		2,938	1,999
Derivatives, highest balance during the year		24,744	32,126
Derivatives		24,270	23,373
Subordinated liabilities, highest balance during the year		0	0
Subordinated liabilities		0	0
Repurchase agreements – non-trading, highest balance during the year		8,187	9,983
Repurchase agreements – non-trading		3,181	8,187
Provisions, accruals, deferred income and other liabilities, highest balance during the year		11,174	8,915
Provisions, accruals, deferred income and other liabilities		4,115	8,913
Total liabilities, highest balance during the year		63,973	60,734
Total liabilities		41,452	45,749
Guarantees and commitments, highest balance during the year		5,046	6,218
Guarantees and commitments		£ 4,317	£ 4,335

[1]	In 2023 ‘Items in the course of collection from other banks’ (£2,114m) were presented on the face of the balance sheet but are now reported within ‘Prepayments, accrued income and other assets’ in the Annual Report on Form 20-F. Similarly, ‘Items in the course of transmission to other banks’ (£2,116m) are now presented within ‘Accruals, deferred income and other liabilities’.